Regulatory Capital Requirements and Other Restrictions, Regulatory Capital Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 2,267,641	$ 2,253,933
Supplementary leverage ratio (SLR)	0.0674	0.0709
Tier 1 leverage ratio	0.0808	0.0850
Required minimum leverage
Supplementary leverage ratio	0.0500	0.0500
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 134,588	$ 140,783
Tier 1	152,866	159,823
Total	184,638	193,061
Assets:
Risk-weighted assets	1,216,146	1,231,668
Adjusted average assets	$ 1,891,333	$ 1,880,981
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1107	0.1143
Tier 1 capital	0.1257	0.1298
Total capital	0.1518	0.1567
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0980	0.0890
Tier 1 capital	0.1130	0.1040
Total capital	0.1330	0.1240
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 134,588	$ 140,783
Tier 1	152,866	159,823
Total	174,446	182,726
Assets:
Risk-weighted assets	1,085,017	1,114,281
Adjusted average assets	$ 1,891,333	$ 1,880,981
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1240	0.1263
Tier 1 capital	0.1409	0.1434
Total capital	0.1608	0.1640
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0850	0.0850
Tier 1 capital	0.1000	0.1000
Total capital	0.1200	0.1200
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,033,458	$ 2,048,633
Supplementary leverage ratio (SLR)	0.0716	0.0694
Tier 1 leverage ratio	0.0872	0.0845
Required minimum leverage
Supplementary leverage ratio	0.0600	0.0600
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 145,651	$ 142,108
Tier 1	145,651	142,108
Total	167,936	165,634
Assets:
Risk-weighted assets	1,113,190	1,137,605
Adjusted average assets	$ 1,669,946	$ 1,682,199
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1308	0.1249
Tier 1 capital	0.1308	0.1249
Total capital	0.1509	0.1456
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 145,651	$ 142,108
Tier 1	145,651	142,108
Total	158,021	155,560
Assets:
Risk-weighted assets	916,135	956,545
Adjusted average assets	$ 1,669,946	$ 1,682,199
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1590	0.1486
Tier 1 capital	0.1590	0.1486
Total capital	0.1725	0.1626
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050